Pensions and Post-retirement Benefits (Tables)	12 Months Ended
Nov. 30, 2014
Defined Benefit Plan Disclosure [Line Items]
Target and Actual Allocations [Table Text Block]
The following table compares target asset allocation percentages with actual asset allocations at the end of 2014:

	U.S. RIP Assets		U.K. RIP Assets
	Target Allocations	Actual Allocations	Target Allocations	Actual Allocations
Fixed Income	75%	76%	45%	43%
Equities	25%	24%	55%	50%
Alternatives/Other	—%	—%	—%	7%

Schedule of Allocation of Plan Assets [Table Text Block]
of November 30, 2014 and 2013 were classified in the following categories (in thousands):

	2014	2013
Interest-bearing cash	$3,940	$6,540
Collective trust funds:
Fixed income funds	127,063	106,007
Equity funds	58,053	53,194
	$189,056	$165,741

Schedule of Expected Benefit Payments [Table Text Block]	The following table provides the expected benefit payments for our pension plans (in thousands):

Total
2015	$10,682
2016	$11,709
2017	$11,733
2018	$11,250
2019	$11,580
2020-2024	$55,188

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
The changes in the projected benefit obligation, plan assets and the funded status of the pension plans were as follows (in thousands):

	2014	2013
Change in projected benefit obligation:
Net benefit obligation, beginning of year	$184,117	$180,736
Service costs incurred	8,356	10,420
Interest costs on projected benefit obligation	8,442	7,017
Actuarial loss (gain)	21,462	(2,382)
Gross benefits paid	(9,133)	(12,849)
Plan amendment	495	—
Curtailment gain	(2,842)	—
Foreign currency exchange rate change	(2,347)	1,175
Net benefit obligation, end of year	$208,550	$184,117
Change in plan assets:
Fair value of plan assets, beginning of year	$165,741	$161,134
Actual return on plan assets	22,293	4,066
Employer contributions	12,484	12,280
Gross benefits paid	(9,133)	(12,849)
Foreign currency exchange rate change	(2,329)	1,110
Fair value of plan assets, end of year	$189,056	$165,741
Funded status (underfunded)	$(19,494)	$(18,376)

Amounts in Accumulated Other Comprehensive Income not yet recognized as components of net periodic pension and postretirement expense, pretax
Net prior service benefit	$—	$(4,173)
Net actuarial loss	20,160	16,704
Net transitional obligation	—	119
Total not yet recognized	$20,160	$12,650

The net underfunded status of the plans is recorded in accrued pension liability in the consolidated balance sheets.

Schedule of Net Benefit Costs [Table Text Block]
Our net periodic pension expense for the pension plans was comprised of the following (in thousands):

	Year Ended November 30,
	2014	2013	2012
Service costs incurred	$8,356	$10,420	$10,494
Interest costs on projected benefit obligation	8,442	7,017	9,044
Expected return on plan assets	(8,354)	(7,550)	(10,719)
Amortization of prior service credit	(791)	(1,350)	(1,350)
Amortization of transitional obligation	40	40	40
Settlements	—	—	4,930
Curtailment gain	(2,806)	—	—
Fourth quarter expense recognition of actuarial loss in excess of corridor	1,020	2,620	11,189
Net periodic pension expense	$5,907	$11,197	$23,628

Schedule of Assumptions Used [Table Text Block]
Assumptions used in the actuarial calculation include the discount rate selected and disclosed at the end of the previous year as well as the expected rate of return on assets detailed in the table below, as of the years ended November 30, 2014 and 2013:

	U.S. RIP		U.K. RIP
	2014	2013	2014	2013
Weighted-average assumptions as of year-end
Discount rate	4.20%	4.90%	3.80%	4.40%
Expected long-term rate of return on assets	4.70%	5.40%	4.90%	5.00%

For 2014, as a result of the U.S. RIP plan freeze and associated remeasurement, we used a weighted-average 5.2 percent expected long-term rate of return on plan assets and a weighted-average 4.7 percent discount rate for the U.S. RIP.

United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Expected Benefit Payments [Table Text Block]	The following table provides the expected benefit payments for the plan (in thousands):

Year	Amount (in thousands)
2015	$772
2016	$769
2017	$766
2018	$760
2019	$727
2020-2024	$3,288

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
Our net periodic postretirement expense (income) and changes in the related projected benefit obligation were as follows (in thousands):

	Year Ended November 30,
	2014	2013	2012
Service costs incurred	$16	$23	$21
Interest costs	412	399	466
Fourth quarter expense recognition of actuarial loss in excess of corridor	439	—	802
Net periodic postretirement expense	$867	$422	$1,289

	November 30, 2014	November 30, 2013
Change in projected postretirement benefit obligation:
Postretirement benefit obligation at beginning of year	$8,815	$10,425
Service costs	16	23
Interest costs	412	399
Actuarial (gain) loss	1,407	(1,047)
Benefits paid	(1,005)	(985)
Postretirement benefit obligation at end of year	$9,645	$8,815
Unfunded status	$(9,645)	$(8,815)

Amounts in Accumulated Other Comprehensive Income not yet recognized as components of net periodic pension and postretirement expense, pretax
Net actuarial loss	$964	$(4)